INTANGIBLE ASSETS, NET - Narrative (Details) $ in Thousands				6 Months Ended	12 Months Ended
	Jun. 28, 2024 vessel	Nov. 10, 2022 vessel	Jun. 30, 2022 subsidiary	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Finite-Lived Intangible Assets
Net book value				$ 8,534	$ 10,263
Unfavorable contract with customer, current				15,360	16,998
Unfavorable contract with customer, noncurrent				79,597	87,449
Amortization income of unfavorable contract liabilities				9,500	20,600
Accumulated amortization				20,647	18,785
Intangible assets, impairment loss, cumulative amount				0
Amortization of intangible assets and liabilities arising from charter agreements, net
Finite-Lived Intangible Assets
Amortization income				9,000	17,600
Favorable Contract Intangible Assets
Finite-Lived Intangible Assets
Net book value				3,765	4,300
Accumulated amortization				15,135
Favorable Contract Intangible Assets
Finite-Lived Intangible Assets
Accumulated amortization				500	3,000
Customer Relationships And Assembled Workforce
Finite-Lived Intangible Assets
Amortization expense				$ 1,300	$ 2,600
MSA Agreement
Finite-Lived Intangible Assets
Number of vessels acquired | vessel	2	4
ManCo SPA
Finite-Lived Intangible Assets
Number of subsidiaries acquired | subsidiary			4